Compensation of the Management Board and the Supervisory Board - Compensation of the Supervisory Board (Details) - Members of Supervisory Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Key management personnel
Total compensation	€ 1,297	€ 1,244
General Partner
Key management personnel
Total compensation	€ 977	€ 1,054